Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 4,490,977	$ 11,413,092
Adjustments to reconcile net income to net cash used in operating activities:
Expensed offering costs	1,020,874
Unrealized gain on investments held in Trust Account	(18,824)	(1,721,085)
Realized gain on investments held in Trust Account	(18,126)	(2,241,175)
Loss on change in fair value of derivative liability – forward purchase agreement	456,000	468,000
Gain on change in fair value of warrant liabilities	(6,666,000)	(10,302,000)
Deferred tax expense		365,381
Changes in operating assets and liabilities:
Prepaid expenses	(755,707)	425,529
Accounts payable	12,475	(7,375)
Accrued expenses	82,947	392,981
Income tax payable		393,497
Franchise tax payable	182,466	(128,733)
Net cash used in operating activities	(1,212,918)	(941,888)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(250,000,000)
Proceeds from Trust Account to pay taxes		330,384
Net cash provided by (used) in investing activities	(250,000,000)	330,384
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from issuance of promissory note to related party	350,000
Repayment of promissory note	(350,000)
Proceeds from initial public offering, net of underwriter’s discount paid	245,000,000
Proceeds from sale of private placement warrants	7,700,000
Offering costs paid	(762,826)
Net cash provided by financing activities	251,962,174
Net change in cash	749,256	(611,504)
Cash – beginning of period		749,256
Cash – end of period	749,256	137,752
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fee payable	8,750,000
Initial classification of derivative asset – forward purchase agreement	440,000
Remeasurement of Class A common stock subject to possible redemption to redemption value	32,199,265	2,755,071
Fair value of Founders Shares transferred to Anchor Investors	7,207,313
Forfeiture of Class B common stock	$ 94